Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances		$ 3,408	$ 7,778
Cash equivalents		26,822	15,949
Total cash equivalents	$ 1,531	$ 30,230	$ 23,727